Note 5 - Intangible Assets (Details) - Estimated Amortization Expense - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Estimated Amortization Expense [Abstract]
2015	$ 129,101
2016	518,896	$ 47,571
2017	368,634	11,571
2018	325,000	11,571
2019	325,000	11,571
Thereafter	650,853	23,143
Total	$ 2,317,484	$ 153,000